Inventories, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories, Net [Abstract]
Write-down of inventory	$ 286	$ 866	$ 296